   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  August 18, 2017 to September 15, 2017

   Commission File Number of issuing entity:  333-180779-08

   Central Index Key Number of issuing entity:  0001600823

   Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-180779

   Central Index Key Number of depositor:  0001547361

   Morgan Stanley Capital I Inc.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541557

   Morgan Stanley Mortgage Capital Holdings LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001102113

   Bank of America, National Association

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001548567

   CIBC Inc.

   (Exact name of sponsor as specified in its charter)

   Jane Lam (212) 761-4000

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-3926072

38-3926073

38-3926074

38-7111571

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑SB	___	___	X	___
A‑3	___	___	X	___
A‑4	___	___	X	___
A‑S	___	___	X	___
B	___	___	X	___
C	___	___	X	___
X‑A	___	___	X	___
PST	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 15, 2017, a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on September 15, 2017

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	1.01%	0	N/A

No assets securitized by Bank of America, National Association or Morgan Stanley Mortgage Capital Holdings LLC (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from August 18, 2017 to September 15, 2017.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on August 14, 2017. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on August 03, 2017. The CIK number for Bank of America, National Association is 0001102113.

CIBC Inc. filed its most recent Form ABS-15G on July 18, 2017. The CIK number for CIBC Inc. is 0001548567.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Arundel Mills and Marketplace mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $24,344,038.00 a year-to-date figure for the period of January 1, 2017 to June 30, 2017.

The AmericasMart mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $63,140,816.00 for the period of September 1, 2016 through May 31, 2017.

Item 9.  Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00
*REO Account Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	08/17/2017	$2,928.81
Current Distribution Date:	09/15/2017	$2,926.09
Interest Reserve Account Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00
Excess Liquidation Proceeds Account Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00
TA Unused Fees Account Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)          Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15, relating to the September 15, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.

(Depositor)

/s/   George Kok

George Kok, President

Date:  September 26, 2017

EXHIBIT INDEX

Exhibit Number            Description

EX 99.1                 Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15, relating to the September 15, 2017 distribution.